Acquisition of the Oriental VIP Room (Details 3) (VIP Room [Member], USD $)	6 Months Ended
Jun. 30, 2014
VIP Room [Member]
Schedule Of Capitalization Long term Debt [Line Items]
2014	$ 29,875,000
2015	20,002,500
2016	18,124,500
Total Contingent Consideration	$ 68,002,000